Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 98.6%
	BRAZIL - 4.6%
	Consumer Discretionary - 1.2%
6,225	B2W Cia Digital (a)	$103,787
4,540	Lojas Renner SA	32,200
2,865	Magazine Luiza SA (a)	34,130
		170,117
	Consumer Staples - 0.6%
15,035	Ambev SA	34,549
3,900	Natura & Company Holding SA	26,368
1,190	Raia Drogasil SA	24,159
		85,076
	Energy - 0.2%
6,750	Petroleo Brasileiro SA	25,404
	Financials - 0.6%
1,875	B3 SA - Brasil Bolsa Balcao	15,746
7,965	Banco do Brasil SA	44,598
4,960	BB Seguridade Participacoes SA	23,270
		83,614
	Health Care - 0.2%
7,725	Qualicorp Consultoria e Corretora de Seguros SA	34,094
	Industrials - 0.2%
2,900	WEG SA	22,165
	Information Technology - 0.3%
40,800	Cielo SA	31,176
4,610	Linx SA	17,189
		48,365
	Materials - 1.0%
19,858	Suzano SA (a)	138,137
	Utilities - 0.3%
10,185	Equatorial Energia SA	37,450
		644,422
	CHILE - 0.3%
	Financials - 0.3%
475,972	Banco de Chile	40,202
		40,202
	CHINA - 17.8%
	Communication Services - 1.0%
455	Autohome, Inc. - ADR	35,003
88,000	China Telecom Corporation, Ltd. - H-Shares	29,178
140,000	China Tower Corporation, Ltd. - H-Shares	28,177
134	NetEase, Inc. - ADR	51,310
		143,668
	Consumer Discretionary - 5.7%
12,000	ANTA Sports Products, Ltd.	106,980
4,500	BYD Company, Ltd. - H-Shares (b)	25,255
26,000	Fu Shou Yuan International Group, Ltd.	24,219
177,000	GOME Retail Holdings, Ltd. (a)(b)	21,922
59,500	Li Ning Company, Ltd.	199,587
1,500	Meituan Dianping - Class B (a)	28,390
23,613	NIO, Inc. - ADR (a)	93,979
805	Pinduoduo, Inc. - ADR (a)	53,830
8,300	Shenzhou International Group Holdings, Ltd.	98,677
1,932	TAL Education Group - ADR (a)	109,081
2,013	Vipshop Holdings, Ltd. - ADR (a)	34,905
		796,825

	Consumer Staples - 2.1%
71,500	Dali Foods Group Company, Ltd.	45,385
5,500	Hengan International Group Company, Ltd.	44,918
60,000	Tingyi Cayman Islands Holding Corporation	103,109
45,000	Uni-President China Holdings, Ltd.	46,562
30,000	Want Want China Holdings, Ltd.	21,559
3,000	Yihai International Holding, Ltd.	26,803
		288,336
	Financials - 1.5%
5,034	360 Finance, Inc. - ADR (a)	50,593
53,000	Bank of Communications Company, Ltd. - H-Shares	32,138
1,474	Fanhua, Inc. - ADR	27,696
48,000	PICC Property & Casualty Company, Ltd. - H-Shares	41,553
37,000	Postal Savings Bank of China Company, Ltd. - H-Shares	23,534
7,300	ZhongAn Online P&C Insurance Company, Ltd. - H-Shares (a)	25,759
		201,273
	Health Care - 3.0%
730	BeiGene, Ltd. - ADR (a)	120,844
20,000	CSPC Pharmaceutical Group, Ltd.	39,169
27,000	Microport Scientific Corporation	78,029
2,400	Ping An Healthcare and Technology Company, Ltd. (a)	31,614
56,000	Shandong Weigao Group Medical Polymer Company, Ltd. - H-Shares	97,969
1,500	Wuxi Biologics Cayman, Inc. (a)	23,571
402	Zai Lab, Ltd. - ADR (a)	29,909
		421,105
	Industrials - 1.4%
402	51job, Inc. - ADR (a)	25,925
82,000	China Communications Services Corporation, Ltd. - H-Shares	54,271
6,500	China Conch Venture Holdings, Ltd.	29,183
6,000	Country Garden Services Holdings Company, Ltd.	28,100
13,000	Sinotruk Hong Kong, Ltd.	31,565
980	ZTO Express Cayman, Inc. - ADR	31,968
		201,012
	Information Technology - 1.7%
906	21Vianet Group, Inc. - ADR (a)	13,228
24,000	Kingdee International Software Group Company, Ltd.	42,110
17,500	Semiconductor Manufacturing International Corporation (a)(b)	38,021
2,000	Silergy Corporation	107,910
20,800	Xiaomi Corporation - Class B (a)	32,256
		233,525
	Materials - 0.6%
11,750	Shandong Gold Mining Company, Ltd. - H-Shares	34,715
41,500	Zhaojin Mining Industry Company, Ltd. - H-Shares	50,757
		85,472
	Utilities - 0.8%
9,100	ENN Energy Holdings, Ltd.	106,133
		2,477,349
	GREECE - 0.3%
	Energy - 0.3%
2,322	Motor Oil Hellas Corinth Refineries SA	38,743
		38,743
	HONG KONG - 5.2%
	Communication Services - 1.4%
420,000	Alibaba Pictures Group, Ltd. (a)(b)	50,935
18,000	China Mobile, Ltd.	125,635
40,000	China Unicom Hong Kong, Ltd.	23,171
		199,741
	Consumer Discretionary - 0.2%
80,000	Bosideng International Holdings, Ltd.	20,539
	Consumer Staples - 0.7%
13,000	Ausnutria Dairy Corporation, Ltd.	26,164
11,000	China Mengniu Dairy Company, Ltd.	39,311
6,000	China Resources Beer Holdings Company, Ltd.	31,777
		97,252

	Financials - 0.2%
12,000	BOC Hong Kong Holdings, Ltd.	33,441
	Health Care - 0.6%
16,000	Alibaba Health Information Technology, Ltd. (a)	37,487
27,000	Sino Biopharmaceutical, Ltd.	42,498
		79,985
	Industrials - 0.2%
36,000	CITIC, Ltd.	34,184
	Utilities - 1.9%
11,800	China Gas Holdings, Ltd.	41,257
24,000	China Resources Gas Group, Ltd.	130,822
44,000	Guangdong Investment, Ltd.	86,626
		258,705
		723,847
	INDIA - 21.6%
	Communication Services - 2.1%
6,947	Bharti Airtel, Ltd. (a)	50,768
21,807	Bharti Infratel, Ltd.	66,315
1,810	Info Edge India, Ltd.	64,241
596,440	Vodafone Idea, Ltd. (a)	51,665
26,924	Zee Entertainment Enterprises, Ltd.	65,355
		298,344
	Consumer Discretionary - 1.9%
592	Bajaj Auto, Ltd.	21,221
1,764	Balkrishna Industries, Ltd.	25,169
132	Eicher Motors, Ltd.	28,888
956	Hero MotoCorporation, Ltd.	29,848
5,830	Mahindra & Mahindra, Ltd.	33,643
460	Maruti Suzuki India, Ltd.	34,131
143	Page Industries, Ltd.	35,679
1,859	Titan Company, Ltd.	21,880
6,650	TVS Motor Company, Ltd.	29,540
		259,999
	Consumer Staples - 2.5%
958	Avenue Supermarts, Ltd. (a)	28,751
2,997	Dabur India, Ltd.	18,487
5,885	Hindustan Unilever, Ltd.	160,118
76	Nestle India, Ltd.	17,630
5,387	Tata Consumer Products, Ltd.	26,138
1,734	United Breweries, Ltd.	21,946
6,392	United Spirits, Ltd. (a)	50,220
3,257	Varun Beverages, Ltd.	27,207
		350,497
	Energy - 1.6%
4,607	Bharat Petroleum Corporation, Ltd.	20,885
22,972	Hindustan Petroleum Corporation, Ltd.	59,104
7,795	Reliance Industries, Ltd.	150,960
		230,949
	Financials - 3.5%
5,169	AU Small Finance Bank, Ltd.	26,769
9,109	Axis Bank, Ltd.	46,372
896	Bajaj Finance, Ltd.	23,149
337	Bajaj Finserv, Ltd.	19,631
664	Bajaj Holdings & Investment, Ltd.	17,568
46,771	Bank of Baroda (a)	24,092
14,423	City Union Bank, Ltd.	25,864
53,487	Federal Bank, Ltd.	31,760
2,272	HDFC Life Insurance Company, Ltd. (a)	15,720
1,546	Housing Development Finance Corporation, Ltd.	33,917
1,174	ICICI Lombard General Insurance Company, Ltd.	20,194
3,836	Max Financial Services, Ltd. (a)	24,368
3,804	Muthoot Finance, Ltd.	43,397
7,806	Nippon Life India Asset Management, Ltd.	26,345

12,594	RBL Bank, Ltd.	20,069
25,907	REC, Ltd.	30,338
12,353	State Bank of India (a)	26,351
71,811	Yes Bank, Ltd.	25,499
		481,403
	Health Care - 3.8%
2,839	Apollo Hospitals Enterprise, Ltd.	50,946
10,240	Biocon, Ltd.	48,034
6,147	Cadila Healthcare, Ltd.	28,013
5,306	Cipla, Ltd.	45,481
1,841	Divi’s Laboratories, Ltd.	58,191
1,284	Dr Reddy’s Laboratories, Ltd.	69,131
1,353	Ipca Laboratories, Ltd.	26,743
3,462	Lupin, Ltd.	39,823
26,205	Sun Pharmaceutical Industries, Ltd. (a)	164,352
		530,714
	Industrials - 0.7%
65,435	Ashok Leyland, Ltd.	36,734
21,870	Bharat Electronics, Ltd.	20,014
3,066	InterGlobe Aviation, Ltd.	39,148
		95,896
	Information Technology - 3.6%
7,515	HCL Technologies, Ltd.	54,686
16,641	Infosys, Ltd.	152,069
1,264	Larsen & Toubro Infotech, Ltd.	30,070
3,279	Mphasis, Ltd.	37,334
4,318	Tata Consultancy Services, Ltd.	112,629
5,105	Tech Mahindra, Ltd.	35,812
1,580	WNS Holdings, Ltd. - ADR (a)	76,377
		498,977
	Materials - 1.2%
1,967	Asian Paints, Ltd.	43,782
17,966	Castrol India, Ltd.	27,454
958	PI Industries, Ltd.	19,500
69	Shree Cement, Ltd.	19,032
614	SRF, Ltd.	28,315
465	UltraTech Cement, Ltd.	24,013
		162,096
	Real Estate - 0.2%
5,475	Oberoi Realty, Ltd.	23,155
	Utilities - 0.5%
8,051	Indraprastha Gas, Ltd.	50,265
10,220	Power Grid Corporation of India, Ltd.	21,294
		71,559
		3,003,589
	INDONESIA - 1.2%
	Communication Services - 0.3%
189,300	Telekomunikasi Indonesia Persero Tbk PT	40,814
	Financials - 0.5%
36,500	Bank Central Asia Tbk PT	64,831
	Materials - 0.3%
405,900	Barito Pacific Tbk PT (a)	37,506
	Utilities - 0.2%
502,600	Perusahaan Gas Negara Tbk PT	29,585
		172,736
	MALAYSIA - 4.4%
	Communication Services - 0.2%
32,900	Telekom Malaysia Bhd	32,011
	Consumer Discretionary - 0.3%
81,200	Genting Malaysia Bhd	43,332
	Consumer Staples - 0.5%
1,200	Nestle Malaysia Bhd	38,367
31,600	Sime Darby Plantation Bhd	36,052
		74,419

	Energy - 0.5%
74,400	Dialog Group Bhd	68,282
	Financials - 0.5%
25,800	CIMB Group Holdings Bhd	22,373
9,200	Malayan Banking Bhd	15,871
8,900	Public Bank Bhd	30,011
		68,255
	Health Care - 1.7%
38,300	Hartalega Holdings Bhd	110,473
40,200	Top Glove Corporation Bhd	122,981
		233,454
	Industrials - 0.7%
53,500	Gamuda Bhd	47,993
36,400	Malaysia Airports Holdings Bhd	41,863
		89,856
		609,609
	MEXICO - 2.7%
	Communication Services - 0.5%
73,980	America Movil SAB de CV - Series L	49,276
8,988	Megacable Holdings SAB de CV	27,212
		76,488
	Consumer Staples - 0.7%
18,725	Becle SAB de CV	32,230
8,629	Fomento Economico Mexicano SAB de CV	58,504
		90,734
	Financials - 1.2%
2,003	Grupo Elektra SAB de CV	118,576
17,258	Grupo Financiero Banorte SAB de CV - O Shares	52,679
		171,255
	Utilities - 0.3%
13,200	Infraestructura Energetica Nova SAB de CV	37,698
		376,175
	PHILIPPINES - 1.7%
	Communication Services - 0.7%
560	Globe Telecom, Inc.	25,378
2,799	PLDT, Inc.	70,500
		95,878
	Consumer Discretionary - 0.1%
9,040	Jollibee Foods Corporation	19,412
	Consumer Staples - 0.2%
9,030	Universal Robina Corporation	23,369
	Financials - 0.1%
6,210	BDO Unibank, Inc.	12,317
	Industrials - 0.2%
1,420	SM Investments Corporation	25,668
	Real Estate - 0.4%
39,700	Ayala Land, Inc.	25,097
48,300	SM Prime Holdings, Inc.	28,768
		53,865
		230,509
	POLAND - 1.3%
	Communication Services - 0.6%
196	CD Projekt SA	19,765
18,201	Orange Polska SA (a)	29,637
5,056	PLAY Communications SA	35,910
		85,312
	Energy - 0.2%
1,610	Polski Koncern Naftowy ORLEN SA	26,843
	Financials - 0.5%
5,614	Powszechna Kasa Oszczednosci Bank Polski SA	31,265
5,057	Powszechny Zaklad Ubezpieczen SA	37,686
		68,951
		181,106

	REPUBLIC OF KOREA - 9.2%
	Communication Services - 2.3%
145	Kakao Corporation	30,851
7,633	LG Uplus Corporation	81,048
389	NAVER Corporation	70,988
55	NCSoft Corporation	35,084
309	Netmarble Corporation (a)	23,029
133	Pearl Abyss Corporation (a)	21,962
295	SK Telecom Company, Ltd.	51,451
		314,413
	Consumer Discretionary - 1.7%
946	Coway Company, Ltd.	50,873
1,163	HLB, Inc. (a)	106,022
171	Hyundai Mobis Company, Ltd.	27,339
356	Hyundai Motor Company	28,171
1,043	Kia Motors Corporation	28,845
		241,250
	Consumer Staples - 0.9%
101	Amorepacific Corporation	13,293
275	BGF retail Company, Ltd.	37,083
25	LG Household & Health Care, Ltd.	27,656
462	Orion Corporation	49,242
		127,274
	Financials - 1.0%
955	DB Insurance Company, Ltd.	33,467
1,270	Hyundai Marine & Fire Insurance Company, Ltd.	24,868
210	Samsung Fire & Marine Insurance Company, Ltd.	30,946
2,206	Shinhan Financial Group Company, Ltd.	53,705
		142,986
	Health Care - 1.5%
643	Celltrion Healthcare Company, Ltd. (a)	47,143
314	Celltrion, Inc. (a)	54,131
851	Helixmith Company, Ltd. (a)	43,016
261	Mezzion Pharma Company, Ltd. (a)	37,998
60	Samsung Biologics Company, Ltd. (a)	30,134
		212,422
	Industrials - 0.8%
599	Hanjin Kal Corporation	41,741
510	S-1 Corporation	38,380
318	Samsung C&T Corporation	25,446
		105,567
	Information Technology - 1.0%
353	Douzone Bizon Company, Ltd.	34,204
794	KMW Company, Ltd. (a)	37,378
1,066	SK Hynix, Inc.	70,151
		141,733
		1,285,645
	RUSSIAN FEDERATION - 1.3%
	Communication Services - 0.5%
7,850	Mobile TeleSystems PJSC	35,560
831	Yandex NV - A Shares (a)	33,431
		68,991
	Consumer Staples - 0.3%
787	Magnit PJSC	41,667
	Materials - 0.5%
399	Polyus PJSC	65,932
		176,590
	SOUTH AFRICA - 3.8%
	Communication Services - 0.3%
5,342	Vodacom Group, Ltd.	38,250

	Materials - 3.5%
9,882	AngloGold Ashanti, Ltd.	237,949
23,434	Gold Fields, Ltd.	182,240
36,241	Sibanye Stillwater, Ltd. (a)(b)	66,543
		486,732
		524,982
	TAIWAN - 14.0%
	Communication Services - 1.7%
10,000	Chunghwa Telecom Company, Ltd.	36,803
33,000	Far EasTone Telecommunications Company, Ltd.	71,111
2,000	International Games System Company, Ltd.	37,302
26,000	Taiwan Mobile Company, Ltd.	93,089
		238,305
	Consumer Discretionary - 2.1%
3,000	Eclat Textile Company, Ltd. (a)	30,874
11,100	Feng TAY Enterprise Company, Ltd.	66,914
10,000	Giant Manufacturing Company, Ltd.	78,268
10,450	Makalot Industrial Company, Ltd.	50,118
3,000	Nien Made Enterprise Company, Ltd.	25,679
68,000	Tatung Company, Ltd. (a)	46,994
		298,847
	Consumer Staples - 1.1%
7,000	President Chain Store Corporation	68,893
4,744	TCI Company, Ltd.	41,712
19,000	Uni-President Enterprises Corporation	46,068
		156,673
	Financials - 1.9%
32,166	Cathay Financial Holding Company, Ltd.	42,906
63,000	CTBC Financial Holding Company, Ltd.	41,860
33,137	E.Sun Financial Holding Company, Ltd.	29,412
27,740	First Financial Holding Company, Ltd.	21,111
26,000	Fubon Financial Holding Company, Ltd.	36,716
29,000	Hua Nan Financial Holdings Company, Ltd.	18,786
26,000	Mega Financial Holding Company, Ltd.	26,628
16,000	Shanghai Commercial & Savings Bank, Ltd.	22,808
30,000	Taiwan Cooperative Financial Holding Company, Ltd.	20,383
		260,610
	Industrials - 0.2%
1,000	Voltronic Power Technology Corporation	25,512
	Information Technology - 5.7%
14,000	Accton Technology Corporation	112,606
5,000	Asustek Computer, Inc.	35,054
7,000	Delta Electronics, Inc.	32,173
23,400	Hon Hai Precision Industry Company, Ltd.	59,075
5,000	MediaTek, Inc.	77,102
16,000	Radiant Opto-Electronics Corporation	54,888
1,212	Silicon Motion Technology Corporation - ADR	54,625
21,000	Taiwan Semiconductor Manufacturing Company, Ltd.	204,229
48,000	Unimicron Technology Corporation	64,107
75,000	United Microelectronics Corporation	38,593
2,000	Wiwynn Corporation	53,356
		785,808
	Materials - 1.3%
72,000	China Steel Corporation	47,480
18,000	Formosa Plastics Corporation	49,760
17,000	Nan Ya Plastics Corporation	35,614
32,435	Taiwan Cement Corporation	45,965
		178,819
		1,944,574
	THAILAND - 7.4%
	Communication Services - 1.4%
15,100	Advanced Info Service pcl	91,379
33,900	Jasmine International pcl	3,986
21,000	Total Access Communication pcl - NVDR	29,378

482,800	True Corporation pcl	56,157
84,200	VGI pcl	21,043
		201,943
	Consumer Discretionary - 0.2%
56,700	Home Product Center pcl	26,381
	Consumer Staples - 2.3%
39,300	Berli Jucker pcl	52,507
13,300	Carabao Group pcl	40,556
50,800	Charoen Pokphand Foods pcl	50,305
64,100	CP ALL pcl	142,063
73,700	Thai Union Group pcl	31,741
		317,172
	Energy - 0.3%
31,400	PTT pcl	35,042
	Financials - 1.0%
9,200	Bangkok Bank pcl	31,380
12,400	Kasikornbank pcl	37,909
33,600	Krungthai Card pcl	40,666
929,000	TMB Bank pcl	33,585
		143,540
	Health Care - 0.6%
111,300	Bangkok Dusit Medical Services pcl	78,726
	Industrials - 0.7%
12,700	Airports of Thailand pcl	24,753
152,300	Bangkok Expressway & Metro pcl	47,160
74,300	BTS Group Holdings pcl	28,263
		100,176
	Utilities - 0.9%
12,400	B Grimm Power pcl	20,563
47,200	Energy Absolute pcl - NVDR	57,869
9,000	Global Power Synergy pcl	21,361
3,000	Gulf Energy Development pcl	3,560
43,900	TTW pcl	18,907
		122,260
		1,025,240
	TURKEY - 1.8%
	Consumer Staples - 0.7%
10,669	BIM Birlesik Magazalar AS	101,818
	Energy - 0.3%
3,356	Tupras Turkiye Petrol Rafinerileri AS (a)	42,162
	Industrials - 0.6%
20,507	Enka Insaat ve Sanayi AS	16,504
9,943	KOC Holding AS	23,526
24,878	Turk Hava Yollari AO (a)	45,952
		85,982
	Materials - 0.2%
22,970	Eregli Demir ve Celik Fabrikalari TAS	27,107
		257,069
	TOTAL COMMON STOCKS (Cost $13,800,210)	13,712,387

	PREFERRED STOCKS - 0.7%
	BRAZIL - 0.7%
	Communication Services - 0.2%
2,800	Telefonica Brasil SA	24,179
	Energy - 0.4%
13,990	Petroleo Brasileiro SA	51,286
	Financials - 0.1%
8,500	Banco Inter SA	17,983
		93,448
	TOTAL PREFERRED STOCKS (Cost $138,055)	93,448

	CLOSED END FUNDS - 0.3%
83,338	Digital Telecommunications Infrastructure Fund	41,656
	TOTAL CLOSED END FUNDS (Cost $41,182)	41,656

	SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
42,883	Invesco Government & Agency Portfolio - Institutional Class, 0.12% (c)	42,883
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,883)	42,883

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
	Repurchase Agreements - 0.9%
$119,465	Nomura Securities International, Inc. - 0.06%, dated 05/29/2020, matures 06/01/2020, repurchase price $119,466 (collateralized by various U.S. government obligations: Total Value $121,854)	119,465
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (d) (Cost $119,465)	119,465

	Total Investments (Cost $14,141,795) - 100.8%	14,009,839
	Liabilities in Excess of Other Assets - (0.8)%	(106,699)
	TOTAL NET ASSETS - 100.0%	$13,903,140

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2020. The total value of securities on loan is $145,335.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2020.
(d)
Investments purchased with cash proceeds from securities lending collateral. As of May 31, 2020, total cash collateral has a value of $119,465. In addition, total non-cash collateral has a value of $65,524.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Nationwide Maximum Diversification Emerging Markets Core Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,712,387	$-	$-	$13,712,387
Preferred Stocks	93,448	-	-	93,448
Closed End Funds	41,656	-	-	41,656
Short-Term Investments	42,883	-	-	42,883
Investments Purchased with Proceeds from Securities Lending	-	119,465	-	119,465
Total Investments in Securities	$13,890,374	$119,465	$-	$14,009,839

* See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.